OTHER NON-CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Contract liabilities (Note 11)	$ 99.8	$ 94.0
Share-based payments liabilities (Note 24)	51.3	63.2
Interest payable	3.8	8.8
Other	26.2	32.2
Other non-current liabilities	$ 181.1	$ 198.2